Average Annual Total Returns{- Fidelity Series Government Bond Index Fund} - 08.31 Fidelity Series Government Bond Index Fund PRO-04 - Fidelity Series Government Bond Index Fund	Fidelity Series Government Bond Index Fund Return Before Taxes Past 1 year	Fidelity Series Government Bond Index Fund Return Before Taxes Since Inception		Fidelity Series Government Bond Index Fund After Taxes on Distributions Past 1 year	Fidelity Series Government Bond Index Fund After Taxes on Distributions Since Inception		Fidelity Series Government Bond Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Government Bond Index Fund After Taxes on Distributions and Sales Since Inception		LB003 Past 1 year	LB003 Since Inception
Total	7.98%	6.90%	[1]	6.73%	5.71%	[1]	4.83%	4.81%	[1]	7.94%	6.98%	[1]

[1]	(a)From August 17, 2018